Stock Based Compensation Plans: (Details 3)	12 Months Ended
Dec. 31, 2017
Stock Based Compensation Plans Details Three [Abstract]
Risk free interest rate	1.22%
Expected term	2 years
Expected volatility	59.00%
Dividend yield	0.00%